Other income/(expenses) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Other Income/(Expenses)

	For the six months ended June 30,
(in €‘000)	2022	2021
Government grants	—	267
Income from sale of HBE certificates	4,873	1,954
Net gain/(loss) on disposal of property, plant and equipment	—	1
Sublease rental income	104	100
Fair value gains/(losses) on derivatives (purchase options)	3,856	230
Other items	154	—
Total	8,987	2,552

(in €‘000)	2021	2020	2019

Government grants	2,037	2,302	2,495
Income from sale of HBE certificates	5,403	2,396	1,174
Net gain/(loss) on disposal of property, plant and equipment	(210)	7	(194)
Sublease rental income	200	—	—
Fair value gains/(losses) on derivatives (purchase options)	2,900	—	—
Other items	523	724	—
Total	10,853	5,429	3,475